Introduction, basis of presentation of the consolidated financial statements and other information - Intro and effects of inflation (Details)	12 Months Ended
Dec. 31, 2020
Statement
Cumulative inflation rate period	3 years
Minimum three-year cumulative inflation rate for classifying economy as inflationary (as a percent)	26.00%
Total Shareholders' Equity Attributable to the Parent
Statement
Ownership interest (as a percent)	91.64%